American Century Investments®
Quarterly Portfolio Holdings
American Century® Short Duration Strategic Income ETF(SDSI)
November 30, 2023

Short Duration Strategic Income ETF - Schedule of Investments
NOVEMBER 30, 2023 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 45.3%
Aerospace and Defense — 0.4%
Boeing Co., 1.43%, 2/4/24	60,000	59,545
Boeing Co., 4.875%, 5/1/25	100,000	98,973
		158,518
Air Freight and Logistics — 0.3%
GXO Logistics, Inc., 1.65%, 7/15/26	110,000	98,403
Automobiles — 1.0%
General Motors Financial Co., Inc., 5.40%, 4/6/26	140,000	139,397
Hyundai Capital America, 5.80%, 6/26/25(1)	104,000	104,003
Nissan Motor Acceptance Co. LLC, 6.95%, 9/15/26(1)	120,000	122,251
		365,651
Banks — 15.5%
Banco Santander SA, 5.59%, 8/8/28	200,000	198,784
Bank of America Corp., VRN, 3.46%, 3/15/25	80,000	79,383
Bank of America Corp., VRN, 5.93%, 9/15/27	85,000	85,672
Bank of America Corp., VRN, 5.82%, 9/15/29	80,000	80,755
Bank of Montreal, 5.92%, 9/25/25	205,000	206,587
Bank of Nova Scotia, 5.35%, 12/7/26(2)	90,000	89,797
Barclays PLC, VRN, 6.50%, 9/13/27	200,000	201,726
BPCE SA, 5.15%, 7/21/24(1)	200,000	197,986
BPCE SA, 6.71%, 10/19/29(1)	250,000	255,260
Canadian Imperial Bank of Commerce, 5.93%, 10/2/26	125,000	126,938
Canadian Imperial Bank of Commerce, 5.00%, 4/28/28	80,000	78,619
Citibank NA, 5.49%, 12/4/26(2)	250,000	251,354
Citibank NA, 5.80%, 9/29/28	210,000	214,304
Credit Agricole SA, 4.125%, 1/10/27(1)	250,000	239,112
Danske Bank A/S, VRN, 6.26%, 9/22/26(1)	200,000	201,434
Danske Bank A/S, VRN, 1.55%, 9/10/27(1)	200,000	177,513
Discover Bank, VRN, 5.97%, 8/9/28	255,000	237,021
DNB Bank ASA, VRN, 0.86%, 9/30/25(1)	200,000	191,745
Fifth Third Bancorp, 4.30%, 1/16/24	80,000	79,770
HSBC Holdings PLC, VRN, 5.89%, 8/14/27	245,000	245,523
Huntington Bancshares, Inc., VRN, 6.21%, 8/21/29	38,000	38,083
Huntington National Bank, VRN, 5.70%, 11/18/25	95,000	92,821
Intesa Sanpaolo SpA, 5.02%, 6/26/24(1)	215,000	212,383
Intesa Sanpaolo SpA, Series XR, 3.25%, 9/23/24(1)	200,000	195,349
Intesa Sanpaolo SpA, Series XR, 4.00%, 9/23/29(1)	200,000	176,675
JPMorgan Chase & Co., VRN, 6.07%, 10/22/27	40,000	40,666
JPMorgan Chase & Co., VRN, 4.01%, 4/23/29	50,000	47,241
JPMorgan Chase & Co., VRN, 5.30%, 7/24/29	90,000	89,742
KeyCorp, VRN, 3.88%, 5/23/25	120,000	116,160
PNC Financial Services Group, Inc., VRN, 6.62%, 10/20/27	70,000	71,642
Sumitomo Mitsui Financial Group, Inc., 4.44%, 4/2/24(1)	200,000	198,782
Truist Bank, 3.30%, 5/15/26	200,000	186,949
Truist Financial Corp., VRN, 7.16%, 10/30/29	64,000	66,934
U.S. Bancorp, VRN, 6.79%, 10/26/27	85,000	87,641
U.S. Bancorp, VRN, 5.78%, 6/12/29	167,000	166,992
Wells Fargo & Co., VRN, 5.57%, 7/25/29	105,000	104,882
Wells Fargo & Co., VRN, 6.30%, 10/23/29	65,000	66,984
Westpac Banking Corp., 5.54%, 11/17/28	100,000	101,719
		5,500,928

Capital Markets — 4.7%
Ameriprise Financial, Inc., 5.70%, 12/15/28	41,000	41,978
Ares Capital Corp., 4.25%, 3/1/25	120,000	116,326
Ares Capital Corp., 7.00%, 1/15/27	75,000	75,871
Blue Owl Capital Corp., 5.25%, 4/15/24	85,000	84,594
Blue Owl Capital Corp., 3.40%, 7/15/26	52,000	47,367
Blue Owl Credit Income Corp., 7.75%, 1/15/29(1)(2)	90,000	89,506
Charles Schwab Corp., 5.875%, 8/24/26	120,000	121,210
Charles Schwab Corp., VRN, 5.64%, 5/19/29	45,000	44,861
Charles Schwab Corp., VRN, 6.20%, 11/17/29	26,000	26,402
Deutsche Bank AG, VRN, 7.15%, 7/13/27	150,000	153,059
Goldman Sachs Group, Inc., VRN, 5.83%, (SOFR plus 0.49%), 10/21/24	150,000	149,598
Goldman Sachs Group, Inc., VRN, 6.48%, 10/24/29	70,000	72,491
Golub Capital BDC, Inc., 3.375%, 4/15/24	100,000	98,824
Golub Capital BDC, Inc., 7.05%, 12/5/28(2)	76,000	75,185
LPL Holdings, Inc., 6.75%, 11/17/28	47,000	48,117
Macquarie Bank Ltd., 5.39%, 12/7/26(1)(2)	65,000	65,009
Morgan Stanley, VRN, 5.16%, 4/20/29	48,000	47,222
Morgan Stanley, VRN, 6.41%, 11/1/29	90,000	93,223
UBS AG, 5.80%, 9/11/25	200,000	200,795
		1,651,638
Consumer Finance — 4.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.50%, 7/15/25	125,000	125,644
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.10%, 1/15/27	150,000	150,813
American Express Co., VRN, 5.39%, 7/28/27	120,000	119,902
Avolon Holdings Funding Ltd., 3.95%, 7/1/24(1)	129,000	126,826
Avolon Holdings Funding Ltd., 2.875%, 2/15/25(1)	70,000	66,887
BOC Aviation USA Corp., 1.625%, 4/29/24(1)	210,000	206,429
Capital One Financial Corp., VRN, 7.15%, 10/29/27	55,000	55,971
Castlelake Aviation Finance DAC, 5.00%, 4/15/27(1)	110,000	101,331
goeasy Ltd., 9.25%, 12/1/28(1)(3)	52,000	53,456
Navient Corp., 6.125%, 3/25/24	80,000	80,012
Navient Corp., 5.875%, 10/25/24	40,000	39,669
OneMain Finance Corp., 6.125%, 3/15/24	90,000	89,967
OneMain Finance Corp., 9.00%, 1/15/29	65,000	67,106
Synchrony Financial, 4.25%, 8/15/24	155,000	152,426
		1,436,439
Containers and Packaging — 0.4%
Amcor Flexibles North America, Inc., 4.00%, 5/17/25	125,000	121,952
Sealed Air Corp., 1.57%, 10/15/26	25,000	22,213
		144,165
Diversified REITs — 1.7%
Agree LP, 2.00%, 6/15/28	100,000	84,641
Brixmor Operating Partnership LP, 3.90%, 3/15/27	155,000	145,224
Extra Space Storage LP, 5.70%, 4/1/28	145,000	145,371
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	75,000	73,346
Kilroy Realty LP, 4.75%, 12/15/28	100,000	90,452
Spirit Realty LP, 4.45%, 9/15/26	50,000	48,464
		587,498
Diversified Telecommunication Services — 0.9%
AT&T, Inc., 7.30%, 8/15/26	45,000	46,800
Sprint Capital Corp., 6.875%, 11/15/28	250,000	264,569
		311,369
Electric Utilities — 1.7%
American Electric Power Co., Inc., 2.03%, 3/15/24	95,000	93,888

Jersey Central Power & Light Co., 4.30%, 1/15/26(1)	145,000	140,589
NextEra Energy Capital Holdings, Inc., 4.26%, 9/1/24	80,000	79,051
NextEra Energy Capital Holdings, Inc., 4.45%, 6/20/25	155,000	152,487
Vistra Operations Co. LLC, 5.125%, 5/13/25(1)	120,000	118,185
Vistra Operations Co. LLC, 5.125%, 5/13/25	25,000	24,622
		608,822
Electrical Equipment — 0.4%
Regal Rexnord Corp., 6.05%, 2/15/26(1)	140,000	139,796
Entertainment — 0.3%
Warnermedia Holdings, Inc., 3.64%, 3/15/25	32,000	31,138
Warnermedia Holdings, Inc., 3.79%, 3/15/25	25,000	24,372
Warnermedia Holdings, Inc., 3.76%, 3/15/27	50,000	47,191
		102,701
Financial Services — 0.2%
Corebridge Global Funding, 5.75%, 7/2/26(1)	80,000	79,949
Ground Transportation — 0.8%
Ashtead Capital, Inc., 4.375%, 8/15/27(1)	200,000	188,458
Triton Container International Ltd., 1.15%, 6/7/24(1)	110,000	107,225
		295,683
Health Care Providers and Services — 1.5%
CVS Health Corp., 5.00%, 2/20/26	100,000	99,553
HCA, Inc., 5.20%, 6/1/28	95,000	93,687
IQVIA, Inc., 6.25%, 2/1/29(1)	106,000	107,724
Tenet Healthcare Corp., 6.25%, 2/1/27	115,000	114,587
Universal Health Services, Inc., 1.65%, 9/1/26	110,000	98,858
		514,409
Health Care REITs — 0.3%
Welltower OP LLC, 4.50%, 1/15/24	115,000	114,747
Hotels, Restaurants and Leisure — 0.4%
Hyatt Hotels Corp., 1.80%, 10/1/24	80,000	77,342
Hyatt Hotels Corp., 5.75%, 1/30/27	41,000	41,511
Starbucks Corp., 4.75%, 2/15/26	15,000	14,908
		133,761
Household Durables — 0.3%
Meritage Homes Corp., 6.00%, 6/1/25	91,000	90,171
Industrial REITs — 0.3%
LXP Industrial Trust, 6.75%, 11/15/28	90,000	91,607
Insurance — 2.4%
Athene Global Funding, 2.51%, 3/8/24(1)	115,000	113,860
Athene Global Funding, 1.45%, 1/8/26(1)	85,000	77,177
GA Global Funding Trust, 1.25%, 12/8/23(1)	150,000	149,907
GA Global Funding Trust, 0.80%, 9/13/24(1)	150,000	143,517
Global Atlantic Fin Co., 4.40%, 10/15/29(1)	80,000	71,290
Global Atlantic Fin Co., 3.125%, 6/15/31(1)	5,000	3,984
Metropolitan Life Global Funding I, 4.05%, 8/25/25(1)	305,000	298,119
		857,854
IT Services — 0.3%
Kyndryl Holdings, Inc., 2.70%, 10/15/28	137,000	116,357
Leisure Products — 0.4%
Mattel, Inc., 5.875%, 12/15/27(1)	130,000	127,943
Life Sciences Tools and Services — 0.5%
Illumina, Inc., 5.80%, 12/12/25	165,000	164,382
Media — 1.1%
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.15%, 11/10/26	47,000	47,601
Gray Television, Inc., 7.00%, 5/15/27(1)	105,000	95,524

Warner Media LLC, 3.80%, 2/15/27	86,000	77,746
WPP Finance 2010, 3.75%, 9/19/24	175,000	172,141
		393,012
Metals and Mining — 0.3%
Steel Dynamics, Inc., 2.80%, 12/15/24	115,000	111,500
Multi-Utilities — 0.2%
DTE Energy Co., 4.22%, 11/1/24	85,000	83,705
Oil, Gas and Consumable Fuels — 1.9%
Columbia Pipelines Holding Co. LLC, 6.04%, 8/15/28(1)	115,000	116,349
Ecopetrol SA, 5.375%, 6/26/26	75,000	72,543
Enbridge, Inc., VRN, 5.98%, (SOFR plus 0.63%), 2/16/24	80,000	80,031
Energy Transfer LP, 4.25%, 4/1/24	75,000	74,578
Energy Transfer LP, 6.05%, 12/1/26	80,000	81,058
Geopark Ltd., 5.50%, 1/17/27(1)	50,000	43,694
Hess Corp., 3.50%, 7/15/24	105,000	103,466
Petroleos Mexicanos, 6.49%, 1/23/27	40,000	36,194
Petroleos Mexicanos, 6.50%, 3/13/27	40,000	35,967
Western Midstream Operating LP, 6.35%, 1/15/29	46,000	47,272
		691,152
Passenger Airlines — 0.6%
American Airlines Pass-Through Trust, Series 2017-2, Class B, 3.70%, 4/15/27	84,344	78,687
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%, 10/20/28(1)	130,000	124,901
		203,588
Retail REITs — 0.7%
Kimco Realty OP LLC, 4.45%, 1/15/24	39,000	38,846
NNN REIT, Inc., 4.30%, 10/15/28	110,000	103,681
SITE Centers Corp., 3.625%, 2/1/25	100,000	96,622
		239,149
Semiconductors and Semiconductor Equipment — 0.4%
NXP BV / NXP Funding LLC, 4.875%, 3/1/24	100,000	99,699
NXP BV / NXP Funding LLC / NXP USA, Inc., 3.15%, 5/1/27	50,000	46,463
		146,162
Specialized REITs — 0.6%
VICI Properties LP, 4.375%, 5/15/25	90,000	87,712
VICI Properties LP / VICI Note Co., Inc., 3.50%, 2/15/25(1)	140,000	135,500
		223,212
Textiles, Apparel and Luxury Goods — 0.3%
Tapestry, Inc., 7.00%, 11/27/26	110,000	111,219
Trading Companies and Distributors — 0.4%
Aircastle Ltd., 5.25%, 8/11/25(1)	45,000	44,097
Aircastle Ltd., 6.50%, 7/18/28(1)	115,000	114,737
		158,834
TOTAL CORPORATE BONDS (Cost $15,981,987)		16,054,324
U.S. TREASURY SECURITIES — 20.3%
U.S. Treasury Notes, 1.00%, 12/15/24(4)	1,025,000	982,008
U.S. Treasury Notes, 1.125%, 2/28/25	250,000	238,232
U.S. Treasury Notes, 5.00%, 10/31/25	2,200,000	2,210,141
U.S. Treasury Notes, 4.50%, 7/15/26	400,000	399,766
U.S. Treasury Notes, 4.625%, 9/15/26	1,600,000	1,605,687
U.S. Treasury Notes, 4.625%, 10/15/26	500,000	501,895
U.S. Treasury Notes, 2.00%, 11/15/26	395,000	368,368
U.S. Treasury Notes, 4.625%, 11/15/26	800,000	803,500
U.S. Treasury Notes, 3.25%, 6/30/29	75,000	70,895
TOTAL U.S. TREASURY SECURITIES (Cost $7,161,441)		7,180,492

COLLATERALIZED LOAN OBLIGATIONS — 8.1%
AMMC CLO XI Ltd., Series 2012-11A, Class BR2, VRN, 7.25%, (3-month SOFR plus 1.86%), 4/30/31(1)	100,000	99,730
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL1, Class A, VRN, 6.41%, (1-month SOFR plus 1.08%), 12/15/35(1)	119,050	117,540
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 6.79%, (1-month SOFR plus 1.46%), 11/15/36(1)	100,000	98,420
Bain Capital Credit CLO Ltd., Series 2019-2A, Class CR, VRN, 7.76%, (3-month SOFR plus 2.36%), 10/17/32(1)	150,000	147,526
Barings Private Credit Corp. CLO Ltd., Series 2023-1A, Class A1, VRN, 7.81%, (3-month SOFR plus 2.40%), 7/15/31(1)	75,000	73,778
BSPRT Issuer Ltd., Series 2023-FL10, Class A, VRN, 7.58%, (1-month SOFR plus 2.26%), 9/15/35(1)	100,000	99,896
BXMT Ltd., Series 2020-FL2, Class A, VRN, 6.34%, (1-month SOFR plus 1.01%), 2/15/38(1)	68,164	65,593
BXMT Ltd., Series 2021-FL4, Class AS, VRN, 6.74%, (1-month SOFR plus 1.41%), 5/15/38(1)	250,000	239,452
CBAM Ltd., Series 2017-1A, Class B, VRN, 7.48%, (3-month SOFR plus 2.06%), 7/20/30(1)	100,000	99,550
CBAM Ltd., Series 2019-11RA, Class C, VRN, 7.93%, (3-month SOFR plus 2.51%), 1/20/35(1)	100,000	96,746
Cerberus Loan Funding XXXI LP, Series 2021-1A, Class A, VRN, 7.16%, (3-month SOFR plus 1.76%), 4/15/32(1)	59,088	58,967
Cerebus Loan Funding XXVII LP, Series 2019-2A, Class A2, 3.50%, 1/15/32(1)	100,000	96,348
CIFC Funding Ltd., Series 2017-5A, Class B, VRN, 7.51%, (3-month SOFR plus 2.11%), 11/16/30(1)	100,000	99,341
Dryden 30 Senior Loan Fund, Series 2013-30A, Class CR, VRN, 7.34%, (3-month SOFR plus 1.96%), 11/15/28(1)	75,000	73,975
Dryden 72 CLO Ltd., Series 2019-72A, Class CR, VRN, 7.49%, (3-month SOFR plus 2.11%), 5/15/32(1)	150,000	146,251
GoldenTree Loan Opportunities X Ltd., Series 2015-10A, Class BR, VRN, 7.33%, (3-month SOFR plus 1.91%), 7/20/31(1)	100,000	100,170
Greystone CRE Notes Ltd., Series 2019-FL2, Class A, VRN, 6.62%, (1-month SOFR plus 1.29%), 9/15/37(1)	16,967	16,949
HGI CRE CLO Ltd., Series 2021-FL1, Class AS, VRN, 6.84%, (1-month SOFR plus 1.51%), 6/16/36(1)	125,000	121,611
KKR Static CLO I Ltd., Series 2022-1A, Class B, VRN, 8.02%, (3-month SOFR plus 2.60%), 7/20/31(1)	100,000	100,318
KVK CLO Ltd., Series 2013-1A, Class DR, VRN, 8.61%, (3-month SOFR plus 3.21%), 1/14/28(1)	82,419	82,361
Marathon CLO Ltd., Series 2020-15A, Class A1S, VRN, 7.34%, (3-month SOFR plus 1.96%), 11/15/31(1)	75,000	75,004
Palmer Square Loan Funding Ltd., Series 2021-3A, Class B, VRN, 7.43%, (3-month SOFR plus 2.01%), 7/20/29(1)	125,000	123,796
Palmer Square Loan Funding Ltd., Series 2021-3A, Class C, VRN, 8.18%, (3-month SOFR plus 2.76%), 7/20/29(1)	75,000	73,895
Palmer Square Loan Funding Ltd., Series 2022-4A, Class B, VRN, 8.15%, (3-month SOFR plus 2.75%), 7/24/31(1)	100,000	100,178
Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class A, VRN, 6.41%, (1-month SOFR plus 1.06%), 7/25/36(1)	112,402	110,502
Ready Capital Mortgage Financing LLC, Series 2023-FL11, Class A, VRN, 7.72%, (1-month SOFR plus 2.37%), 10/25/39(1)	97,248	97,667
Rockford Tower CLO Ltd., Series 2017-3A, Class A, VRN, 6.87%, (3-month SOFR plus 1.45%), 10/20/30(1)	86,978	86,984
Stewart Park CLO Ltd., Series 2015-1A, Class CR, VRN, 7.46%, (3-month SOFR plus 2.06%), 1/15/30(1)	75,000	74,091
Stratus CLO Ltd., Series 2021-2A, Class C, VRN, 7.58%, (3-month SOFR plus 2.16%), 12/28/29(1)	100,000	99,421
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $2,824,948)		2,876,060
ASSET-BACKED SECURITIES — 4.0%
Aaset Trust, Series 2021-2A, Class B, 3.54%, 1/15/47(1)	204,737	164,934
Brazos Education Loan Authority, Inc., Series 2012-1, Class A1, VRN, 6.14%, (30-day average SOFR plus 0.81%), 12/26/35	28,570	28,375
Castlelake Aircraft Structured Trust, Series 2017-1R, Class A, SEQ, 2.74%, 8/15/41(1)	48,128	43,732
Castlelake Aircraft Structured Trust, Series 2021-1A, Class A, SEQ, 3.47%, 1/15/46(1)	113,125	103,959
Diamond Issuer, Series 2021-1A, Class A, SEQ, 2.31%, 11/20/51(1)	165,000	143,167
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(1)	100,000	86,983
Global SC Finance II SRL, Series 2014-1A, Class A2, SEQ, 3.09%, 7/17/29(1)	52,561	51,780
MVW LLC, Series 2020-1A, Class C, 4.21%, 10/20/37(1)	86,781	82,732
MVW Owner Trust, Series 2019-1A, Class C, 3.33%, 11/20/36(1)	83,558	79,353
Nelnet Student Loan Trust, Series 2019-5, Class A, SEQ, 2.53%, 10/25/67(1)	72,527	65,471
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(1)	100,000	84,945
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A, SEQ, 3.97%, 6/15/44(1)	176,964	154,234
Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class C, 3.51%, 7/20/37(1)	112,500	107,504
Start II Ltd., Series 2019-1, Class A, SEQ, 4.09%, 3/15/44(1)	177,276	160,246
TAL Advantage VII LLC, Series 2020-1A, Class A, SEQ, 2.05%, 9/20/45(1)	66,750	59,398
TOTAL ASSET-BACKED SECURITIES (Cost $1,362,080)		1,416,813

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.9%
Private Sponsor Collateralized Mortgage Obligations — 2.6%
Angel Oak Mortgage Trust, Series 2020-5, Class A2, SEQ, VRN, 1.58%, 5/25/65(1)	79,133	70,268
Bellemeade RE Ltd., Series 2018-1A, Class M2, VRN, 8.36%, (1-month SOFR plus 3.01%), 4/25/28(1)	27,588	27,622
Bellemeade RE Ltd., Series 2020-2A, Class M2, VRN, 11.44%, (30-day average SOFR plus 6.11%), 8/26/30(1)	34,759	35,128
CSMC Trust, Series 2022-NQM4, Class A1, SEQ, VRN, 4.82%, 6/25/67(1)	178,681	173,816
CSMC Trust Capital Certificates, Series 2020-SPT1, Class A1, SEQ, 1.62%, 4/25/65(1)	4,084	4,072
Ellington Financial Mortgage Trust, Series 2020-1, Class A1, VRN, 2.01%, 5/25/65(1)	65,151	62,728
Residential Mortgage Loan Trust, Series 2020-1, Class A1, VRN, 2.38%, 1/26/60(1)	115,584	109,952
Triangle Re Ltd., Series 2021-1, Class M2, VRN, 9.36%, (1-month SOFR plus 4.01%), 8/25/33(1)	53,567	53,849
Triangle Re Ltd., Series 2023-1, Class M1A, 8.72%, (30-day average SOFR plus 3.40%), 11/25/33(1)	75,000	75,600
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.80%, 12/10/38(1)(2)	100,000	100,910
Verus Securitization Trust, Series 2021-R2, Class A3, VRN, 1.23%, 2/25/64(1)	50,220	43,780
Visio Trust, Series 2020-1, Class A2, SEQ, VRN, 2.50%, 8/25/55(1)	110,000	99,976
Vista Point Securitization Trust, Series 2020-2, Class A1, VRN, 1.48%, 4/25/65(1)	81,942	73,953
		931,654
U.S. Government Agency Collateralized Mortgage Obligations — 1.3%
FHLMC, Series 2021-HQA3, Class M1, VRN, 6.18%, (30-day average SOFR plus 0.85%), 9/25/41(1)	72,507	71,735
FHLMC, Series 2022-DNA3, Class M1A, VRN, 7.33%, (30-day average SOFR plus 2.00%), 4/25/42(1)	83,248	84,158
FHLMC, Series 2022-DNA5, Class M1A, VRN, 8.28%, (30-day average SOFR plus 2.95%), 6/25/42(1)	74,952	76,949
FHLMC, Series 2022-DNA6, Class M1A, VRN, 7.48%, (30-day average SOFR plus 2.15%), 9/25/42(1)	70,593	71,231
FNMA, Series 2017-C02, Class 2ED3, VRN, 6.79%, (30-day average SOFR plus 1.46%), 9/25/29	46,321	46,373
FNMA, Series 2019-R07, Class 1M2, VRN, 7.54%, (30-day average SOFR plus 2.21%), 10/25/39(1)	7,733	7,733
FNMA, Series 2022-R04, Class 1M1, VRN, 7.33%, (30-day average SOFR plus 2.00%), 3/25/42(1)	97,112	97,888
		456,067
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,370,252)		1,387,721
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.8%
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class C, VRN, 3.72%, 4/14/33(1)	100,000	92,378
BX Commercial Mortgage Trust, Series 2021-VOLT, Class E, VRN, 7.44%, (1-month SOFR plus 2.11%), 9/15/36(1)	100,000	95,090
BX Commercial Mortgage Trust, Series 2023-VLT2, Class B, VRN, 8.45%, (1-month SOFR plus 3.13%), 6/15/40(1)	100,000	100,056
CSMC Trust, Series 2021-BHAR, Class B, VRN, 6.94%, (1-month SOFR plus 1.61%), 11/15/38(1)	100,000	98,156
CSMC Trust Capital Certificates, Series 2019-ICE4, Class D, VRN, 6.97%, (1-month SOFR plus 1.65%), 5/15/36(1)	99,752	98,977
Extended Stay America Trust, Series 2021-ESH, Class E, VRN, 8.29%, (1-month SOFR plus 2.96%), 7/15/38(1)	93,834	91,973
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class F, VRN, 4.10%, 12/10/36(1)	100,000	94,988
Great Wolf Trust, Series 2019-WOLF, Class C, VRN, 7.07%, (1-month SOFR plus 1.75%), 12/15/36(1)	70,000	69,208
Life Mortgage Trust, Series 2021-BMR, Class D, VRN, 6.84%, (1-month SOFR plus 1.51%), 3/15/38(1)	157,275	150,825
Med Trust, Series 2021-MDLN, Class F, VRN, 9.44%, (1-month SOFR plus 4.11%), 11/15/38(1)	99,522	94,636
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $967,234)		986,287
BANK LOAN OBLIGATIONS(5) — 0.9%
Health Care Providers and Services — 0.2%
Surgery Center Holdings, Inc., 2021 Term Loan, 9.21%, (1-month SOFR plus 3.75%), 8/31/26	66,540	66,677
Passenger Airlines — 0.3%
American Airlines, Inc., 2023 Term Loan B, 8.60%, (3-month SOFR plus 2.75%), 2/15/28	133,650	132,038
Pharmaceuticals — 0.4%
Jazz Financing Lux S.a.r.l., USD Term Loan, 8.96%, (1-month SOFR plus 3.50%), 5/5/28	138,818	139,214
TOTAL BANK LOAN OBLIGATIONS (Cost $335,906)		337,929
SHORT-TERM INVESTMENTS — 16.4%
Money Market Funds — 3.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,036,612	1,036,612
State Street Navigator Securities Lending Government Money Market Portfolio(6)	15,330	15,330
		1,051,942

Treasury Bills(7) — 13.4%
U.S. Treasury Bills, 5.12%, 11/29/24	5,000,000	4,753,668
TOTAL SHORT-TERM INVESTMENTS (Cost $5,805,964)		5,805,610
TOTAL INVESTMENT SECURITIES — 101.7% (Cost $35,809,812)		36,045,236
OTHER ASSETS AND LIABILITIES — (1.7)%		(604,265)
TOTAL NET ASSETS — 100.0%		$35,440,971

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	58	March 2024	$11,858,734	$28,113
U.S. Treasury 10-Year Notes	9	March 2024	988,172	1,153
			$12,846,906	$29,266
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury Long Bonds	1	March 2024	$116,438	$(463)
U.S. Treasury 5-Year Ultra Notes	25	March 2024	2,671,289	(8,094)
U.S. Treasury 10-Year Ultra Notes	2	March 2024	227,031	(879)
			$3,014,758	$(9,436)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $12,116,595, which represented 34.2% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $14,392. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $333,403.
(5)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(6)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $15,330.
(7)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$16,054,324	—
U.S. Treasury Securities	—	7,180,492	—
Collateralized Loan Obligations	—	2,876,060	—
Asset-Backed Securities	—	1,416,813	—
Collateralized Mortgage Obligations	—	1,387,721	—
Commercial Mortgage-Backed Securities	—	986,287	—
Bank Loan Obligations	—	337,929	—
Short-Term Investments	$1,051,942	4,753,668	—
	$1,051,942	$34,993,294	—
Other Financial Instruments
Futures Contracts	$29,266	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$9,436	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.